GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
Goodwill, beginning of year	$ 24,753
Acquisitions	12,682	24,753
Goodwill, end of year	$ 37,435	$ 24,753